UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins           New York, New York            August 13, 2010
------------------------   ------------------------        ------------------
   [Signature]                  [City, State]                   [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $  266,051
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number          Name

1         028-13287               KING STREET CAPITAL MASTER FUND, LTD.

2         028-10355               BRIAN J. HIGGINS

3         028-10357               O. FRANCIS BIONDI, JR.

4         028-10701               KING STREET CAPITAL, L.P.

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
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             COLUMN 1           COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
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                                                                                                               VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE     SHRS OR         PUT/  INVESTMENT  OTHER
          NAME OF ISSUER     TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT  SH/PRN CALL  DISCRETION MANAGER  SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                        COM         013817951   7,143     710,000        PUT    Defined   1, 2, 3         710,000
ALCOA INC                        COM         013817951   2,917     290,000        PUT    Defined   2, 3, 4         290,000
AMR CORP                         COM         001765906   5,996     884,300        CALL   Defined   1, 2, 3
AMR CORP                         COM         001765906   2,479     365,700        CALL   Defined   2, 3, 4
BANK OF AMERICA CORPORATION *W EXP 01/16/201 060505146  32,704   4,275,000   SH          Defined   1, 2, 3       4,275,000
BANK OF AMERICA CORPORATION *W EXP 01/16/201 060505146  13,196   1,725,000   SH          Defined   2, 3, 4       1,725,000
FIFTH THIRD BANCORP              COM         316773100   8,657     704,375   SH          Defined   1, 2, 3         704,375
FIFTH THIRD BANCORP              COM         316773100   3,633     295,625   SH          Defined   2, 3, 4         295,625
FRONTLINE LTD                    SHS         G3682E907  11,987     420,000        CALL   Defined   1, 2, 3
FRONTLINE LTD                    SHS         G3682E907   5,137     180,000        CALL   Defined   2, 3, 4
ISTAR FINL INC                   FRNT 10/0   45031UBF7  11,804  16,170,000  PRN          Defined   1, 2, 3      16,170,000
ISTAR FINL INC                   FRNT 10/0   45031UBF7   4,986   6,830,000  PRN          Defined   2, 3, 4       6,830,000
LIBERTY MEDIA CORP          DEB 4.000%11/1   530715AG6  32,240  62,602,000  PRN          Defined   1, 2, 3      62,602,000
LIBERTY MEDIA CORP          DEB 4.000%11/1   530715AG6  12,969  25,183,000  PRN          Defined   2, 3, 4      25,183,000
LIBERTY MEDIA CORP          DEB 3.500% 1/1   530715AN1  14,587  32,872,000  PRN          Defined   1, 2, 3      32,872,000
LIBERTY MEDIA CORP          DEB 3.500% 1/1   530715AN1   5,604  12,628,000  PRN          Defined   2, 3, 4      12,628,000
LIZ CLAIBORNE INC                COM         539320901   3,017     715,000        CALL   Defined   1, 2, 3
LIZ CLAIBORNE INC                COM         539320901   1,203     285,000        CALL   Defined   2, 3, 4
LULULEMON ATHLETICA INC          COM         550021959  13,306     357,500        PUT    Defined   1, 2, 3         357,500
LULULEMON ATHLETICA INC          COM         550021959   5,304     142,500        PUT    Defined   2, 3, 4         142,500
TECK RESOURCES LTD               CLB         878742954  21,002     710,000        PUT    Defined   1, 2, 3         710,000
TECK RESOURCES LTD               CLB         878742954   8,578     290,000        PUT    Defined   2, 3, 4         290,000
U S AIRWAYS GROUP INC            COM         90341W908   6,156     715,000        CALL   Defined   1, 2, 3
U S AIRWAYS GROUP INC            COM         90341W908   2,454     285,000        CALL   Defined   2, 3, 4
UAL CORP                       COM NEW       902549907  16,904     822,200        CALL   Defined   1, 2, 3
UAL CORP                       COM NEW       902549907   6,740     327,800        CALL   Defined   2, 3, 4
WASHINGTON FED INC          *W EXP 11/14/201 938824117   3,803     633,831   SH          Defined   1, 2, 3         633,831
WASHINGTON FED INC          *W EXP 11/14/201 938824117   1,545     257,580   SH          Defined   2, 3, 4         257,580

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